Taxes and Similar Charges Payable Other Than Income Tax - Schedule of Taxes and Similar Charges Payable Other Than Income Tax (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current payables on social security and taxes other than income tax [abstract]
Payroll taxes	₽ 3,353	₽ 2,424
VAT payable	4,120	2,233
Property tax	566	511
Land lease	454	471
Mineral extraction tax	332	226
Land tax	240	125
Other	163	116
Total	₽ 9,228	₽ 6,106